Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventories
Inventories consist of:

	2020	2019

Raw materials and supplies	$1,226	$1,201
Work-in-process	340	339
Finished goods	470	425
Tooling and engineering	1,408	1,339

	$3,444	$3,304

Tooling and engineering inventory represents costs incurred on tooling and engineering services contracts in excess of billed and unbilled amounts included in accounts receivable.